RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	December 31,
	2019	2018

Accrued expenses	$50	$43

Schedule of Related Party Expenses
Related parties’ expenses:

	Year ended December 31,
	2019	2018	2017

Directors and management fees	$169	$156	$170

Amortization of shareholders’ convertible loans discount and BCF	$-	$-	$103

Interest on shareholders’ convertible note and loans	$-	$-	$164